FAIR VALUE MEASUREMENTS - Assets and liabilities that are measured or disclosed at fair value on a recurring basis (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
FAIR VALUE MEASUREMENTS
Short-term investments measured at fair value		$ 209,035	$ 163,594	$ 261,643
Long-term investments measured at fair value		93,449	51,240	80,173
Warrants liability (note 12)		0	5,617	2,516
Recurring
FAIR VALUE MEASUREMENTS
Cash equivalents		4,488	199,611	84,880
Short-term investments measured at fair value		209,035	163,594	261,643
Long-term investments measured at fair value		114,966	51,240	80,173
Total assets in fair value		328,489	414,445	426,696
Warrants liability (note 12)			5,617	2,516
Recurring | Commercial paper
FAIR VALUE MEASUREMENTS
Cash equivalents		4,488	77,370	42,928
Short-term investments measured at fair value		7,593		22,925
Recurring | Corporate bonds
FAIR VALUE MEASUREMENTS
Cash equivalents			4,749	2,998
Short-term investments measured at fair value		49,773	14,129	87,931
Long-term investments measured at fair value		37,655		18,724
Recurring | Money market funds
FAIR VALUE MEASUREMENTS
Cash equivalents			117,492	38,954
Recurring | Asset backed securities
FAIR VALUE MEASUREMENTS
Short-term investments measured at fair value		330		4,495
Long-term investments measured at fair value		6,074	1,933	25,278
Recurring | Treasury bill
FAIR VALUE MEASUREMENTS
Short-term investments measured at fair value		5,928
Recurring | Canada treasury securities
FAIR VALUE MEASUREMENTS
Short-term investments measured at fair value				1,992
Recurring | Supranational securities
FAIR VALUE MEASUREMENTS
Short-term investments measured at fair value				8,408
Recurring | U.S. agencies securities
FAIR VALUE MEASUREMENTS
Short-term investments measured at fair value				13,592
Recurring | U.S. treasury securities
FAIR VALUE MEASUREMENTS
Short-term investments measured at fair value		1,948		23,543
Long-term investments measured at fair value		6,047
Recurring | Yankee bonds
FAIR VALUE MEASUREMENTS
Short-term investments measured at fair value		2,009	6,500	10,722
Long-term investments measured at fair value		3,580		6,469
Recurring | Wealth management products
FAIR VALUE MEASUREMENTS
Short-term investments measured at fair value		82,930	66,369	88,035
Long-term investments measured at fair value		5,017
Recurring | Marketable debt securities
FAIR VALUE MEASUREMENTS
Short-term investments measured at fair value		150,511	86,998	261,643
Long-term investments measured at fair value		58,373	1,933	50,471
Recurring | Debt investments in investees' preferred shares
FAIR VALUE MEASUREMENTS
Long-term investments measured at fair value		35,076	49,307	29,702
Recurring | Equity investment with readily determinable fair values
FAIR VALUE MEASUREMENTS
Short-term investments measured at fair value		23,988	5,273
Recurring | Equity Securities
FAIR VALUE MEASUREMENTS
Short-term investments measured at fair value		23,988	5,273
Recurring | Term deposits and certificate of deposits
FAIR VALUE MEASUREMENTS
Short-term investments measured at fair value		34,536	71,323
Long-term investments measured at fair value		21,517
Recurring | Level 1
FAIR VALUE MEASUREMENTS
Cash equivalents			117,492	38,954
Short-term investments measured at fair value		25,936	5,273	23,543
Long-term investments measured at fair value		6,047
Total assets in fair value		31,983	122,765	62,497
Recurring | Level 1 | Money market funds
FAIR VALUE MEASUREMENTS
Cash equivalents			117,492	38,954
Recurring | Level 1 | U.S. treasury securities
FAIR VALUE MEASUREMENTS
Short-term investments measured at fair value		1,948		23,543
Long-term investments measured at fair value		6,047
Recurring | Level 1 | Marketable debt securities
FAIR VALUE MEASUREMENTS
Short-term investments measured at fair value		1,948		23,543
Long-term investments measured at fair value		6,047
Recurring | Level 1 | Equity investment with readily determinable fair values
FAIR VALUE MEASUREMENTS
Short-term investments measured at fair value		23,988	5,273
Decline amount from fair value change		(1,000)	(4,700)
Equity securities FvNi realized gain loss	$ (1,000)
Equity securities, FV-NI, additions		4,300
Equity securities, FV-NI, reclassified from long-term investments		19,700
Recurring | Level 1 | Equity Securities
FAIR VALUE MEASUREMENTS
Short-term investments measured at fair value		23,988	5,273
Recurring | Level 2
FAIR VALUE MEASUREMENTS
Cash equivalents		4,488	82,119	45,926
Short-term investments measured at fair value		183,099	158,321	238,100
Long-term investments measured at fair value		73,843	1,933	50,471
Total assets in fair value		261,430	242,373	334,497
Recurring | Level 2 | Commercial paper
FAIR VALUE MEASUREMENTS
Cash equivalents		4,488	77,370	42,928
Short-term investments measured at fair value		7,593		22,925
Recurring | Level 2 | Corporate bonds
FAIR VALUE MEASUREMENTS
Cash equivalents			4,749	2,998
Short-term investments measured at fair value		49,773	14,129	87,931
Long-term investments measured at fair value		37,655		18,724
Recurring | Level 2 | Asset backed securities
FAIR VALUE MEASUREMENTS
Short-term investments measured at fair value		330		4,495
Long-term investments measured at fair value		6,074	1,933	25,278
Recurring | Level 2 | Treasury bill
FAIR VALUE MEASUREMENTS
Short-term investments measured at fair value		5,928
Recurring | Level 2 | Canada treasury securities
FAIR VALUE MEASUREMENTS
Short-term investments measured at fair value				1,992
Recurring | Level 2 | Supranational securities
FAIR VALUE MEASUREMENTS
Short-term investments measured at fair value				8,408
Recurring | Level 2 | U.S. agencies securities
FAIR VALUE MEASUREMENTS
Short-term investments measured at fair value				13,592
Recurring | Level 2 | Yankee bonds
FAIR VALUE MEASUREMENTS
Short-term investments measured at fair value		2,009	6,500	10,722
Long-term investments measured at fair value		3,580		6,469
Recurring | Level 2 | Wealth management products
FAIR VALUE MEASUREMENTS
Short-term investments measured at fair value		82,930	66,369	88,035
Long-term investments measured at fair value		5,017
Recurring | Level 2 | Marketable debt securities
FAIR VALUE MEASUREMENTS
Short-term investments measured at fair value		148,563	86,998	238,100
Long-term investments measured at fair value		52,326	1,933	50,471
Recurring | Level 2 | Term deposits and certificate of deposits
FAIR VALUE MEASUREMENTS
Short-term investments measured at fair value		34,536	71,323
Long-term investments measured at fair value		21,517
Recurring | Level 3
FAIR VALUE MEASUREMENTS
Long-term investments measured at fair value		35,076	49,307	29,702
Total assets in fair value		35,076	49,307	29,702
Warrants liability (note 12)			5,617	2,516
Recurring | Level 3 | Debt investments in investees' preferred shares
FAIR VALUE MEASUREMENTS
Long-term investments measured at fair value		$ 35,076	$ 49,307	$ 29,702